Derivative Instrument - Nonhedge (Details) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Notional Amount	$ 15,000	$ 15,000
Weighted average fixed pay rate	1.26%	1.26%
Weighted average variable receive rate	0.32%	0.25%
Weighted average maturity in years	1 year	2 years
Unrealized loss relating to interest rate swap	$ 64	$ 114
Derivative Instruments Not Designated as Hedging Instruments, Gain	50	60
Derivative Loan Commitments, Notional Amount, Net	6,170	6,436
Derivative Loan Commitments, Fair Value, Net	51	59
Forward Sale Loan Commitments, Notional Amount, Net	3,656	2,754
Forward Sale Loan Commitments, Fair Value, Net	$ 19	$ 0